Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2018	December 31, 2019

Interest rate swap contract	Current liabilities – Derivatives	41,435	-
Total derivative liabilities		41,435	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
Interest rate swap contract– Unrealized (loss) / gain	(Gain) / loss on derivativtes, net	(5,901)	204,647	-
Interest rate swap contract - Realized gain / (loss)	Gain / (loss) on derivatives, net	19,071	(201,745)	(2,885)
Total net gain / (loss) on interest rate swap contract		13,170	2,902	(2,885)
FFA contracts not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017	Year Ended December 31, 2018	Year Ended December 31, 2019
FFA contracts – Unrealized loss	Gain / (loss) on derivatives, net	(781)	-	-
FFA contracts – Realized loss	Gain / (loss) on derivatives, net	-	(47,245)	-
Total loss on FFA contracts		(781)	(47,245)	-